CECL - Financial instruments measured at amortized cost and credit losses	6 Months Ended
Jun. 30, 2022
Financial instruments measured at amortized cost and credit losses
19 Financial instruments measured at amortized cost and credit losses
This disclosure provides an overview of the Group’s balance sheet positions that include financial assets carried at amortized cost that are subject to the current expected credit loss (CECL) accounting guidance.
As of the end of 2Q22, the Group had no purchased financial assets with more than insignificant credit deterioration since origination.
> Refer to “Note 1 – Summary of significant accounting policies” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2021 for further information on the accounting of financial assets and off-balance sheet credit exposure subject to the CECL accounting guidance.
Overview of financial instruments measured at amortized cost – by balance sheet position
	2Q22				4Q21
end of	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value
CHF million
Cash and due from banks	159,307		0	159,307	164,510		0	164,510
Interest-bearing deposits with banks	856		(5)	851	1,323	[4]	0	1,323
Securities purchased under resale agreements and securities borrowing transactions	21,764	[2]	0	21,764	35,283	[4]	0	35,283
Loans	277,834	[2,3]	(1,360)	276,474	282,740	[4,5]	(1,297)	281,443
Brokerage receivables	19,275	[2]	(4,215)	15,060	20,873	[4]	(4,186)	16,687
Other assets	16,375		(31)	16,344	14,175		(30)	14,145
Total	495,411		(5,611)	489,800	518,904		(5,513)	513,391
1 Net of unearned income/deferred expenses, as applicable.
2
Excludes accrued interest in the total amount of CHF 358 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 2 million relates to securities purchased under resale agreements and securities borrowing transactions, CHF 355 million to loans and CHF 1 million to brokerage receivables. These accrued interest balances are reported in other assets.

3 Includes endangered interest of CHF 64 million on non-accrual loans which are reported as part of the loans' amortized cost balance.
4
Excludes accrued interest in the total amount of CHF 301 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 1 million relates to interest-bearing deposits with banks, CHF 1 million to securities purchased under resale agreements and securities borrowing transactions, CHF 295 million to loans and CHF 4 million to brokerage receivables. These accrued interest balances are reported in other assets.

5 Includes endangered interest of CHF 86 million on non-accrual loans which are reported as part of the loans' amortized cost balance.
Allowance for credit losses
Estimating expected credit losses – overview
> Refer to “Note 20 – Financial instruments measured at amortized cost and credit losses” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2021 for further information on key elements and processes of estimating expected credit losses on non-impaired and impaired credit exposures.
Macroeconomic scenarios
The estimation and application of forward-looking information requires quantitative analysis and significant expert judgment. The Group’s estimation of expected credit losses is based on a discounted probability-weighted estimate that considers three future macroeconomic scenarios: a baseline scenario, an upside scenario and a downside scenario. The baseline scenario represents the most likely outcome. The two other scenarios represent more optimistic and more pessimistic outcomes with the downside scenario being more severe than the upside scenario. The scenarios are probability-weighted according to the Group’s best estimate of their relative likelihood based on historical frequency, an assessment of the current business and credit cycles as well as the macroeconomic factor trends.
Current-period estimate of expected credit losses on non-impaired credit exposures
The key macroeconomic factors (MEFs) used in each of the macroeconomic scenarios for the calculation of the expected credit losses include, but are not limited to, GDP and industrial production. These MEFs have been selected based on the portfolios that are most material to the estimation of expected credit losses on non-impaired credit exposures from a longer-term perspective. The table “Selected macroeconomic factors” includes the Group’s forecast of selected MEFs for 2022 and 2023, as estimated as of the end of 2Q22 and 4Q21.
As of the end of 2Q22, the forecast macroeconomic scenarios were weighted 50% for the baseline, 40% for the downside and 10% for the upside scenario, unchanged compared to the scenario weightings applicable as of the end of 4Q21 and 1Q22. The MEFs included in the table represent the four-quarter average forecasts for 2022 and 2023 at the end of each reporting period. These MEFs forecasts are recalibrated on a monthly basis. The quarterly series for US real GDP, Swiss real GDP, eurozone real GDP and UK real GDP returned to pre-pandemic levels (i.e., 4Q19) in 2Q21, 3Q21, 4Q21 and 1Q22, respectively, based on the latest published statistical data available. The macroeconomic and market variable projections incorporate adjustments to reflect the impact of successive COVID-19 infection waves, the impact of accelerated monetary policy tightening by the world’s major central banks in response to high inflation rates, the impact of Russia’s invasion of Ukraine on energy and food prices as well as the recent slowdown in real GDP growth in most of the world’s major economies. While GDP and industrial production are significant inputs to the forecast models, a range of other inputs are also incorporated for all three scenarios to provide projections for future economic and market conditions. Given the complex nature of the forecasting process, no single economic variable is viewed in isolation or independently of other inputs.
Selected macroeconomic factors
	2Q22		4Q21
end of	Forecast 2022	Forecast 2023	Forecast 2022	Forecast 2023
Swiss real GDP growth rate (%)
Downside	1.5	0.4	(0.4)	0.3
Baseline	2.5	1.6	2.5	1.9
Upside	2.7	2.2	4.3	2.8
Eurozone real GDP growth rate (%)
Downside	1.4	(1.7)	(0.7)	1.4
Baseline	2.4	2.0	3.8	2.3
Upside	2.5	2.4	4.2	2.7
US real GDP growth rate (%)
Downside	1.4	(0.4)	0.1	1.4
Baseline	2.7	2.3	3.8	1.9
Upside	3.0	2.8	4.5	2.4
UK real GDP growth rate (%)
Downside	2.6	(1.7)	(0.9)	1.0
Baseline	3.7	0.9	5.0	3.3
Upside	3.9	1.2	7.8	3.9
World industrial production (%)
Downside	0.3	0.4	0.0	2.0
Baseline	2.5	2.5	3.0	3.0
Upside	3.6	4.0	4.4	3.7
Forecasts represent the 4-quarter average estimate of the respective macroeconomic factor as determined at the end of each reporting period.
For events which cannot be adequately reflected in CECL models due to a lack of historical experience the event may be embedded in the baseline scenario. In order to address circumstances where in management’s judgment the CECL model outputs are overly sensitive to the effect of economic inputs that lie outside of their historical range, model overlays are applied. Such overlays are based on expert judgment and are applied in response to these circumstances to consider historical stressed losses and industry and counterparty credit level reviews. Overlays are also used to capture judgment on the economic uncertainty from global or regional developments or governmental actions with severe impacts on economies, such as the lockdowns and other actions directed towards managing the pandemic. As a result of such overlays, provisions for credit losses may not be primarily derived from MEF projections. The Group’s non-specific allowance for expected credit losses as of the end of 2Q22 was stable compared to the end of 1Q22. Stress overlays incorporated to account for potential losses due to Russia’s invasion of Ukraine were released as specific provisions did not manifest themselves to the extent originally expected. This release was offset by the impact of the more negative general market sentiment observable during the quarter. Overlays continued to be closely aligned with the macroeconomic forecasts and associated scenario weightings.
Loans held at amortized cost
The Group’s loan portfolio is classified into two portfolio segments, consumer loans and corporate & institutional loans.
> Refer to “Note 20 – Financial instruments measured at amortized cost and credit losses” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2021 for further information on the main risk characteristics of the Group’s loans held at amortized cost.
Allowance for credit losses – loans held at amortized cost
	2Q22			1Q22			2Q21
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for credit losses (CHF million)
Balance at beginning of period	369	961	1,330	357	940	1,297	329	1,198	1,527
Current-period provision for expected credit losses	21	59	80	22	33	55	31	(44)	(13)
of which provisions for interest [1]	5	2	7	5	9	14	7	8	15
Gross write-offs	(11)	(51)	(62)	(15)	(18)	(33)	(13)	(77)	(90)
Recoveries	1	2	3	3	1	4	2	0	2
Net write-offs	(10)	(49)	(59)	(12)	(17)	(29)	(11)	(77)	(88)
Foreign currency translation impact and other adjustments, net	3	6	9	2	5	7	(4)	(10)	(14)
Balance at end of period	383	977	1,360	369	961	1,330	345	1,067	1,412
of which individually evaluated	281	545	826	273	545	818	255	614	869
of which collectively evaluated	102	432	534	96	416	512	90	453	543
	6M22			6M21
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for credit losses (CHF million)
Balance at beginning of period	357	940	1,297	318	1,218	1,536
Current-period provision for expected credit losses	43	92	135	43	(79)	(36)
of which provisions for interest [1]	10	11	21	8	8	16
Gross write-offs	(26)	(69)	(95)	(27)	(101)	(128)
Recoveries	4	3	7	4	0	4
Net write-offs	(22)	(66)	(88)	(23)	(101)	(124)
Foreign currency translation impact and other adjustments, net	5	11	16	7	29	36
Balance at end of period	383	977	1,360	345	1,067	1,412
1 Represents the current-period net provision for accrued interest on non-accrual loans and lease financing transactions which is recognized as a reversal of interest income.
Gross write-offs of CHF 62 million in 2Q22 compared to gross write-offs of CHF 33 million in 1Q22. In 2Q22, gross write-offs in corporate & institutional loans mainly reflected the sale of a facility relating to a coal mining company and an exposure to a financial institution impacted by sanctions imposed in connection with Russia’s invasion of Ukraine. In 1Q22, gross write-offs in corporate & institutional loans were mainly related to individual positions in ship finance, small and medium-sized enterprises and other businesses. Write-offs in consumer loans were mainly related to Swiss consumer finance loans both in 2Q22 and 1Q22.
Purchases, reclassifications and sales – loans held at amortized cost
	2Q22			1Q22			2Q21
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	10	1,159	1,169	6	1,153	1,159	12	981	993
Reclassifications from loans held-for-sale [2]	0	95	95	0	0	0	0	0	0
Reclassifications to loans held-for-sale [3]	0	608	608	0	872	872	0	1,652	1,652
Sales [3]	0	585	585	0	698	698	0	1,633	1,633
Reclassifications from loans held-for-sale and reclassifications to loans held-for-sale represent non-cash transactions.
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.
Purchases, reclassifications and sales – loans held at amortized cost (continued)
	6M22			6M21
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	16	2,312	2,328	17	1,969	1,986
Reclassifications from loans held-for-sale [2]	0	95	95	0	13	13
Reclassifications to loans held-for-sale [3]	0	1,480	1,480	0	2,120	2,120
Sales [3]	0	1,283	1,283	0	2,007	2,007
Reclassifications from loans held-for-sale and reclassifications to loans held-for-sale represent non-cash transactions.
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.
Other financial assets
The Group’s other financial assets include certain balance sheet positions held at amortized cost, each representing its own portfolio segment.
> Refer to “Note 20 – Financial instruments measured at amortized cost and credit losses” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2021 for further information on the main risk characteristics of the Group’s other financial assets held at amortized cost.
The current-period provision for expected credit losses on other financial assets held at amortized cost includes a provision of CHF 0 million in 2Q22, a release of CHF 155 million in 1Q22, a provision of CHF 70 million in 2Q21, a release of CHF 155 million in 6M22 and a provision of CHF 4,500 million in 6M21 related to Archegos. As of the end of 2Q22 and 4Q21, the allowance for credit losses on brokerage receivables of CHF 4,215 million and CHF 4,186 million, respectively, were primarily related to Archegos.
In 2Q22, 1Q22, 2Q21, 6M22 and 6M21, the Group purchased other financial assets held at amortized cost amounting to CHF 230 million, CHF 151 million, CHF 32 million, CHF 381 million and CHF 32 million, respectively, primarily related to mortgage servicing advances.
Allowance for credit losses – other financial assets held at amortized cost
	2Q22	1Q22	2Q21	6M22	6M21
Allowance for credit losses (CHF million)
Balance at beginning of period	4,102	4,216	4,488	4,216	55
Current-period provision for expected credit losses	2	(148)	56	(146)	4,490
Gross write-offs	(1)	(3)	(4)	(4)	(4)
Recoveries	0	0	0	0	0
Net write-offs	(1)	(3)	(4)	(4)	(4)
Foreign currency translation impact and other adjustments, net	148	37	(70)	185	(71)
Balance at end of period	4,251	4,102	4,470	4,251	4,470
of which individually evaluated	4,232	4,084	4,450	4,232	4,450
of which collectively evaluated	19	18	20	19	20
Credit quality information
> Refer to “Note 20 – Financial instruments measured at amortized cost and credit losses” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2021 for further information on the Group’s monitoring of credit quality and internal ratings.
Credit quality of loans held at amortized cost
The following table presents the Group’s carrying value of loans held at amortized cost by aggregated internal counterparty credit ratings “investment grade” and “non-investment grade” that are used as credit quality indicators for the purpose of this disclosure, by year of origination. Within the line items relating to the origination year, the first year represents the origination year of the current reporting period and the second year represents the origination year of the comparative reporting period.
Consumer loans held at amortized cost by internal counterparty rating
	2Q22				4Q21
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
CHF million
Mortgages
2022 / 2021	6,131	1,154	1	7,286	24,257	2,134	40	26,431
2021 / 2020	22,988	1,711	35	24,734	14,743	1,402	13	16,158
2020 / 2019	13,880	1,235	32	15,147	11,308	1,639	48	12,995
2019 / 2018	10,677	1,427	74	12,178	7,287	812	88	8,187
2018 / 2017	6,929	721	58	7,708	5,318	698	74	6,090
Prior years	38,422	2,491	327	41,240	36,790	2,359	317	39,466
Total term loans	99,027	8,739	527	108,293	99,703	9,044	580	109,327
Revolving loans	317	873	0	1,190	276	930	0	1,206
Total	99,344	9,612	527	109,483	99,979	9,974	580	110,533
Loans collateralized by securities
2022 / 2021	1,057	708	0	1,765	2,627	685	0	3,312
2021 / 2020	1,800	391	0	2,191	649	848	0	1,497
2020 / 2019	467	789	0	1,256	61	167	0	228
2019 / 2018	70	148	0	218	32	26	106	164
2018 / 2017	18	25	0	43	55	19	0	74
Prior years	1,007	258	0	1,265	804	681	0	1,485
Total term loans	4,419	2,319	0	6,738	4,228	2,426	106	6,760
Revolving loans [1]	35,899	2,783	238	38,920	41,275	3,063	155	44,493
Total	40,318	5,102	238	45,658	45,503	5,489	261	51,253
Consumer finance
2022 / 2021	1,313	671	1	1,985	1,688	823	5	2,516
2021 / 2020	870	517	11	1,398	538	288	15	841
2020 / 2019	397	246	15	658	285	234	19	538
2019 / 2018	179	216	18	413	98	169	18	285
2018 / 2017	51	126	16	193	21	75	13	109
Prior years	20	116	49	185	13	76	43	132
Total term loans	2,830	1,892	110	4,832	2,643	1,665	113	4,421
Revolving loans	331	56	88	475	348	21	90	459
Total	3,161	1,948	198	5,307	2,991	1,686	203	4,880
Consumer – total
2022 / 2021	8,501	2,533	2	11,036	28,572	3,642	45	32,259
2021 / 2020	25,658	2,619	46	28,323	15,930	2,538	28	18,496
2020 / 2019	14,744	2,270	47	17,061	11,654	2,040	67	13,761
2019 / 2018	10,926	1,791	92	12,809	7,417	1,007	212	8,636
2018 / 2017	6,998	872	74	7,944	5,394	792	87	6,273
Prior years	39,449	2,865	376	42,690	37,607	3,116	360	41,083
Total term loans	106,276	12,950	637	119,863	106,574	13,135	799	120,508
Revolving loans	36,547	3,712	326	40,585	41,899	4,014	245	46,158
Total	142,823	16,662	963	160,448	148,473	17,149	1,044	166,666
1 Lombard loans are generally classified as revolving loans.
Corporate & institutional loans held at amortized cost by internal counterparty rating
	2Q22				4Q21
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
CHF million
Real estate
2022 / 2021	2,328	1,602	0	3,930	9,568	4,682	2	14,252
2021 / 2020	8,356	3,128	1	11,485	3,709	1,355	5	5,069
2020 / 2019	3,476	931	4	4,411	1,849	706	2	2,557
2019 / 2018	1,227	583	29	1,839	925	340	1	1,266
2018 / 2017	878	284	1	1,163	475	101	0	576
Prior years	2,506	361	23	2,890	2,469	376	30	2,875
Total term loans	18,771	6,889	58	25,718	18,995	7,560	40	26,595
Revolving loans	635	223	129	987	778	297	135	1,210
Total	19,406	7,112	187	26,705	19,773	7,857	175	27,805
Commercial and industrial loans
2022 / 2021	5,697	8,373	221	14,291	8,284	11,985	136	20,405
2021 / 2020	4,437	6,334	100	10,871	3,242	4,468	62	7,772
2020 / 2019	2,024	3,456	42	5,522	2,110	3,903	105	6,118
2019 / 2018	1,865	3,073	166	5,104	1,003	2,256	177	3,436
2018 / 2017	808	1,855	87	2,750	697	937	60	1,694
Prior years	2,228	3,595	205	6,028	2,013	2,848	90	4,951
Total term loans	17,059	26,686	821	44,566	17,349	26,397	630	44,376
Revolving loans	12,877	7,342	348	20,567	13,941	7,458	372	21,771
Total	29,936	34,028	1,169	65,133	31,290	33,855	1,002	66,147
Financial institutions
2022 / 2021	4,507	789	92	5,388	6,360	2,012	51	8,423
2021 / 2020	4,131	1,353	0	5,484	2,081	201	30	2,312
2020 / 2019	1,294	176	0	1,470	660	127	1	788
2019 / 2018	482	52	1	535	522	151	1	674
2018 / 2017	532	102	1	635	87	19	0	106
Prior years	1,001	71	0	1,072	499	85	1	585
Total term loans	11,947	2,543	94	14,584	10,209	2,595	84	12,888
Revolving loans	8,405	657	137	9,199	7,542	485	1	8,028
Total	20,352	3,200	231	23,783	17,751	3,080	85	20,916
Governments and public institutions
2022 / 2021	55	17	0	72	521	26	0	547
2021 / 2020	978	31	0	1,009	157	114	0	271
2020 / 2019	160	128	0	288	94	19	19	132
2019 / 2018	102	1	11	114	46	11	0	57
2018 / 2017	55	0	0	55	28	0	0	28
Prior years	207	20	0	227	199	21	0	220
Total term loans	1,557	197	11	1,765	1,045	191	19	1,255
Revolving loans	73	0	0	73	32	0	0	32
Total	1,630	197	11	1,838	1,077	191	19	1,287
Corporate & institutional – total
2022 / 2021	12,587	10,781	313	23,681	24,733	18,705	189	43,627
2021 / 2020	17,902	10,846	101	28,849	9,189	6,138	97	15,424
2020 / 2019	6,954	4,691	46	11,691	4,713	4,755	127	9,595
2019 / 2018	3,676	3,709	207	7,592	2,496	2,758	179	5,433
2018 / 2017	2,273	2,241	89	4,603	1,287	1,057	60	2,404
Prior years	5,942	4,047	228	10,217	5,180	3,330	121	8,631
Total term loans	49,334	36,315	984	86,633	47,598	36,743	773	85,114
Revolving loans	21,990	8,222	614	30,826	22,293	8,240	508	31,041
Total	71,324	44,537	1,598	117,459	69,891	44,983	1,281	116,155
Total loans held at amortized cost by internal counterparty rating
	2Q22					4Q21
	Investment grade	Non-investment grade				Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total		AAA to BBB	BB to C	D	Total
CHF million
Loans held at amortized cost – total
2022 / 2021	21,088	13,314	315	34,717		53,305	22,347	234	75,886
2021 / 2020	43,560	13,465	147	57,172		25,119	8,676	125	33,920
2020 / 2019	21,698	6,961	93	28,752		16,367	6,795	194	23,356
2019 / 2018	14,602	5,500	299	20,401		9,913	3,765	391	14,069
2018 / 2017	9,271	3,113	163	12,547		6,681	1,849	147	8,677
Prior years	45,391	6,912	604	52,907		42,787	6,446	481	49,714
Total term loans	155,610	49,265	1,621	206,496		154,172	49,878	1,572	205,622
Revolving loans	58,537	11,934	940	71,411		64,192	12,254	753	77,199
Total	214,147	61,199	2,561	277,907	[1]	218,364	62,132	2,325	282,821	[1]
1 Excludes accrued interest on loans held at amortized cost of CHF 355 million and CHF 295 million as of the end of 2Q22 and 4Q21, respectively.
Credit quality of other financial assets held at amortized cost
The following table presents the Group’s carrying value of other financial assets held at amortized cost by aggregated internal counterparty credit ratings “investment grade” and “non-investment grade”, by year of origination. Within the line items relating to the origination year, the first year represents the origination year of the current reporting period and the second year represents the origination year of the comparative reporting period.
Other financial assets held at amortized cost by internal counterparty rating
	2Q22				4Q21
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
CHF million
Other financial assets held at amortized cost
2022 / 2021	0	0	0	0	0	5	0	5
2021 / 2020	0	3	0	3	0	0	0	0
2020 / 2019	0	0	0	0	0	0	0	0
2019 / 2018	0	0	0	0	0	63	0	63
2018 / 2017	0	59	0	59	0	2	0	2
Prior years	0	3	0	3	0	2	0	2
Total term positions	0	65	0	65	0	72	0	72
Revolving positions	0	1,236	0	1,236	0	970	0	970
Total	0	1,301	0	1,301	0	1,042	0	1,042
Includes primarily mortgage servicing advances and failed purchases.
Past due financial assets
Generally, a financial asset is deemed past due if the principal and/or interest payment has not been received on its due date.
Loans held at amortized cost – past due
	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
2Q22 (CHF million)
Mortgages	108,879	150	15	17	422	604	109,483
Loans collateralized by securities	45,488	5	0	24	141	170	45,658
Consumer finance	4,770	320	14	53	150	537	5,307
Consumer	159,137	475	29	94	713	1,311	160,448
Real estate	26,414	64	11	0	216	291	26,705
Commercial and industrial loans	63,783	584	56	99	611	1,350	65,133
Financial institutions	23,237	448	33	10	55	546	23,783
Governments and public institutions	1,757	70	0	0	11	81	1,838
Corporate & institutional	115,191	1,166	100	109	893	2,268	117,459
Total loans held at amortized cost	274,328	1,641	129	203	1,606	3,579	277,907	[1]
4Q21 (CHF million)
Mortgages	109,877	123	73	61	399	656	110,533
Loans collateralized by securities	51,069	42	0	0	142	184	51,253
Consumer finance	4,449	144	70	60	157	431	4,880
Consumer	165,395	309	143	121	698	1,271	166,666
Real estate	27,628	6	4	0	167	177	27,805
Commercial and industrial loans	65,327	166	13	12	629	820	66,147
Financial institutions	20,807	60	7	1	41	109	20,916
Governments and public institutions	1,252	16	0	0	19	35	1,287
Corporate & institutional	115,014	248	24	13	856	1,141	116,155
Total loans held at amortized cost	280,409	557	167	134	1,554	2,412	282,821	[1]
1 Excludes accrued interest on loans held at amortized cost of CHF 355 million and CHF 295 million as of the end of 2Q22 and 4Q21, respectively.
As of the end of 2Q22 and 4Q21, the Group did not have any loans that were past due more than 90 days and still accruing interest. Also, the Group did not have any other financial assets held at amortized cost that were past due.
Non-accrual financial assets
For loans held at amortized cost, non-accrual loans are comprised of non-performing loans and non-interest-earning loans.
> Refer to “Note 1 – Summary of significant accounting policies” and “Note 20 – Financial instruments measured at amortized cost and credit losses” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2021 for further information on non-accrual loans.
In the Group’s recovery management function covering the Investment Bank, a position is written down to its net carrying value once the credit provision is greater than 90% of the notional amount, unless repayment is anticipated to occur within the next three months. Following the expiration of this three-month period the position is written off unless it can be demonstrated that any delay in payment is an operational matter which is expected to be resolved within a ten-day grace period. In the Group’s recovery management functions for the Swiss Bank and Wealth Management, write-offs are made based on an individual counterparty assessment. An evaluation is performed on the need for write-offs on impaired loans individually and on an ongoing basis, if it is likely that parts of a loan or the entire loan will not be recoverable. Write-offs of residual loan balances are executed once available debt enforcement procedures are exhausted or, in certain cases, upon a restructuring.
Non-accrual loans held at amortized cost
	6M22				6M21
	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period
CHF million
Mortgages	572	503	1	74	418	615	2	167
Loans collateralized by securities	262	238	2	2	105	298	3	0
Consumer finance	205	200	1	1	201	200	1	1
Consumer	1,039	941	4	77	724	1,113	6	168
Real estate	167	143	0	0	324	293	6	46
Commercial and industrial loans	698	707	6	57	925	790	8	30
Financial institutions	41	192	0	3	68	63	0	0
Governments and public institutions	19	11	0	2	0	20	0	0
Corporate & institutional	925	1,053	6	62	1,317	1,166	14	76
Total loans held at amortized cost	1,964	1,994	10	139	2,041	2,279	20	244
Collateral-dependent financial assets
The Group’s collateral-dependent financial assets are managed by a global recovery management function which is divisionally aligned to cover the Investment Bank, Wealth Management and the Swiss Bank.
Collateral-dependent financial assets managed by the recovery management function covering the Investment Bank mainly include mortgages, revolving corporate loans, securities borrowing, trade finance exposures and lombard loans. For mortgages, property, guarantees and life insurance policies are the main collateral types. For revolving corporate loans, collateral includes mainly cash, inventory, oil and gas reserves and receivables. Securities borrowing exposures are mainly secured by pledged shares, bonds, investment fund units and money market instruments. Trade finance exposures are secured by cash and guarantees. For lombard loans, the Group holds collateral in the form of pledged shares, bonds, investment fund units and money market instruments as well as cash and life insurance policies. The overall collateral coverage ratio was stable at 90% as of the end of 2Q22.
Collateral-dependent financial assets managed by the recovery management function for Wealth Management mainly include ship finance exposures, commercial loans, lombard loans, residential mortgages as well as aviation and yacht finance exposures. Ship finance exposures are collateralized by vessel mortgages, corporate guarantees, insurance assignments as well as cash balances, securities deposits or other assets held with the Group. Collateral held against commercial loans include primarily guarantees issued by export credit agencies, other guarantees, private risk insurance, asset pledges and assets held with the Group (e.g., cash, securities deposits and others). Lombard loans are collateralized by pledged financial assets mainly in the form of cash, shares, bonds, investment fund units and money market instruments as well as life insurance policies and bank guarantees. Residential mortgages are secured by mortgage notes on residential real estate, life insurance policies as well as cash balances, securities deposits or other assets held with the Group. Aviation and yacht finance exposures are collateralized by aircraft mortgages of business jets and vessel mortgages on yachts, respectively, as well as corporate and/or personal guarantees, cash balances, securities deposits or other assets held with the Group. Collateral-dependent loans decreased in 2Q22, mainly driven by decreases in aviation finance and export finance, partially offset by increases in residential mortgages and ship finance. The overall collateral coverage ratio decreased from 89% as of the end of 1Q22 to 87% as of the end of 2Q22, mainly driven by decreases in higher collateralized exposures.
Collateral-dependent financial assets managed by the recovery management function for Swiss Bank mainly include residential mortgages and commercial mortgages. Collateral held against residential mortgages includes mainly mortgage notes on residential real estate, pledged capital awards in retirement plans and life insurance policies. For commercial mortgages, collateral held includes primarily mortgage notes on commercial real estate and cash balances, securities deposits or other assets held with the Group. The overall collateral coverage ratio in relation to the collateral-dependent financial assets decreased from 86% as of the end of 1Q22 to 85% as of the end of 2Q22 for residential and commercial mortgages, mainly reflecting slightly lower collateral values driven by the repayment of a larger highly collateralized position in residential mortgages.
Off-balance sheet credit exposures
> Refer to “Note 1 – Summary of significant accounting policies” and “Note 20 – Financial instruments measured at amortized cost and credit losses” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2021 for further information on the main risk characteristics and on estimating the provisions for expected credit losses on off-balance sheet credit exposures.
Troubled debt restructurings and modifications
Restructured financing receivables held at amortized cost
	2Q22			1Q22			2Q21
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Real estate	1	102	82	0	0	0	1	2	2
Commercial and industrial loans	7	128	128	4	69	47	4	19	15
Total loans	8	230	210	4	69	47	5	21	17
	6M22			6M21
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Real estate	1	102	82	1	2	2
Commercial and industrial loans	11	197	175	14	390	382
Financial institutions	0	0	0	1	44	44
Total loans	12	299	257	16	436	428
Restructured financing receivables held at amortized cost that defaulted within 12 months from restructuring
	2Q22		1Q22		2Q21
in	Number of contracts	Recorded investment	Number of contracts	Recorded investment	Number of contracts	Recorded investment
CHF million, except where indicated
Loans collateralized by securities	0	0	0	0	3	156
Total loans	0	0	0	0	3	156
	6M22		6M21
in	Number of contracts	Recorded investment	Number of contracts	Recorded investment
CHF million, except where indicated
Loans collateralized by securities	0	0	3	156
Total loans	0	0	3	156
In 6M22, the loan modifications of the Group mainly included extended loan repayment terms, including postponed loan amortizations and extended maturity dates, interest rate concessions, a waiver of interest, a reduction of a loan commitment and changes in collateral coverage terms.
In March 2020, US federal banking regulators issued the “Interagency Statement on Loan Modifications and Reporting for Financial Institutions Working with Customers Affected by the Coronavirus (Revised)” (Interagency Statement). According to the Interagency Statement, short-term modifications made on a good faith basis in response to the COVID-19 crisis to borrowers that were otherwise current would not be considered to be troubled debt restructurings. This includes short-term modifications such as payment deferrals, fee waivers, repayment term extensions or payment delays that are insignificant. The Interagency Statement was developed in consultation with the FASB and the Group has applied this guidance. The Group has granted short-term modifications to certain borrowers due to the COVID-19 crisis in the form of deferrals of capital and interest payments that are within the scope of this guidance and the loans subject to those deferrals have not been reported as troubled debt restructurings in restructured loans.

Bank
Financial instruments measured at amortized cost and credit losses
18 Financial instruments measured at amortized cost and credit losses
> Refer to “Note 19 – Financial instruments measured at amortized cost and credit losses” in III – Condensed consolidated financial statements – Credit Suisse Group in the Credit Suisse Financial Report 2Q22 for further information.
Overview of financial instruments measured at amortized cost – by balance sheet position
	6M22				2021
end of	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value
CHF million
Cash and due from banks	158,535		0	158,535	163,718		0	163,718
Interest-bearing deposits with banks	785		(5)	780	1,256	[4]	0	1,256
Securities purchased under resale agreements and securities borrowing transactions	21,764	[2]	0	21,764	35,283		0	35,283
Loans	286,265	[2,3]	(1,359)	284,906	291,411	[4,5]	(1,296)	290,115
Brokerage receivables	19,277	[2]	(4,215)	15,062	20,875	[4]	(4,186)	16,689
Other assets	16,462		(29)	16,433	14,226		(28)	14,198
Total	503,088		(5,608)	497,480	526,769		(5,510)	521,259
1 Net of unearned income/deferred expenses, as applicable.
2
Excludes accrued interest in the total amount of CHF 358 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 2 million relates to securities purchased under resale agreements and securities borrowing transactions, CHF 355 million to loans and CHF 1 million to brokerage receivables. These accrued interest balances are reported in other assets.

3 Includes endangered interest of CHF 63 million on non-accrual loans which are reported as part of the loans' amortized cost balance.
4
Excludes accrued interest in the total amount of CHF 301 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 1 million relates to interest-bearing deposits with banks, CHF 1 million to securities purchased under resale agreements and securities borrowing transactions, CHF 295 million to loans and CHF 4 million to brokerage receivables. These accrued interest balances are reported in other assets.

5 Includes endangered interest of CHF 85 million on non-accrual loans which are reported as part of the loans' amortized cost balance.
Allowance for credit losses
> Refer to “Note 19 – Financial instruments measured at amortized cost and credit losses” in III – Condensed consolidated financial statements – Credit Suisse Group in the Credit Suisse Financial Report 2Q22 and 1Q22 for further information on estimating expected credit losses in 6M22.
Loans held at amortized cost
Allowance for credit losses – loans held at amortized cost
	6M22			6M21
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
CHF million
Balance at beginning of period	357	939	1,296	318	1,217	1,535
Current-period provision for expected credit losses	43	92	135	43	(79)	(36)
of which provisions for interest [1]	10	11	21	8	8	16
Gross write-offs	(26)	(69)	(95)	(27)	(101)	(128)
Recoveries	4	3	7	4	0	4
Net write-offs	(22)	(66)	(88)	(23)	(101)	(124)
Foreign currency translation impact and other adjustments, net	5	11	16	7	29	36
Balance at end of period	383	976	1,359	345	1,066	1,411
of which individually evaluated	281	544	825	255	613	868
of which collectively evaluated	102	432	534	90	453	543
1 Represents the current-period net provision for accrued interest on non-accrual loans and lease financing transactions which is recognized as a reversal of interest income.
> Refer to “Note 19 – Financial instruments measured at amortized cost and credit losses” in III – Condensed consolidated financial statements – Credit Suisse Group in the Credit Suisse Financial Report 2Q22 and 1Q22 for further information on the Bank’s gross write-offs in 6M22.
Purchases, reclassifications and sales – loans held at amortized cost
	6M22			6M21
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
CHF million
Purchases [1]	16	2,312	2,328	17	1,969	1,986
Reclassifications from loans held-for-sale [2]	0	95	95	0	13	13
Reclassifications to loans held-for-sale [3]	0	1,480	1,480	0	2,120	2,120
Sales [3]	0	1,283	1,283	0	2,007	2,007
Reclassifications from loans held-for-sale and reclassifications to loans held-for-sale represent non-cash transactions.
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.
Other financial assets
The current-period provision for expected credit losses on other financial assets held at amortized cost includes a release of CHF 155 million in 6M22 and a provision of CHF 4,500 million in 6M21 related to Archegos. As of the end of 6M22 and 2021, the allowance for credit losses on brokerage receivables of CHF 4,215 million and CHF 4,186 million, respectively, were primarily related to Archegos.
In 6M22 and 6M21, the Group purchased other financial assets held at amortized cost amounting to CHF 381 million and CHF 32 million, respectively, primarily related to mortgage servicing advances.
Allowance for credit losses – other financial assets held at amortized cost
	6M22	6M21
CHF million
Balance at beginning of period	4,214	48
Current-period provision for expected credit losses	(147)	4,494
Gross write-offs	(4)	(4)
Recoveries	0	0
Net write-offs	(4)	(4)
Foreign currency translation impact and other adjustments, net	186	(70)
Balance at end of period	4,249	4,468
of which individually evaluated	4,230	4,448
of which collectively evaluated	19	20
Credit quality information
Credit quality of loans held at amortized cost
The following table presents the Bank’s carrying value of loans held at amortized cost by aggregated internal counterparty credit ratings “investment grade” and “non-investment grade” that are used as credit quality indicators for the purpose of this disclosure, by year of origination. Within the line items relating to the origination year, the first year represents the origination year of the current reporting period and the second year represents the origination year of the comparative reporting period.
Consumer loans held at amortized cost by internal counterparty rating
	6M22				2021
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
CHF million
Mortgages
2022 / 2021	6,131	1,154	1	7,286	24,257	2,134	40	26,431
2021 / 2020	22,988	1,711	35	24,734	14,743	1,402	13	16,158
2020 / 2019	13,880	1,235	32	15,147	11,308	1,639	48	12,995
2019 / 2018	10,677	1,427	74	12,178	7,287	812	88	8,187
2018 / 2017	6,929	721	58	7,708	5,318	698	74	6,090
Prior years	38,422	2,491	327	41,240	36,790	2,359	317	39,466
Total term loans	99,027	8,739	527	108,293	99,703	9,044	580	109,327
Revolving loans	317	873	0	1,190	276	930	0	1,206
Total	99,344	9,612	527	109,483	99,979	9,974	580	110,533
Loans collateralized by securities
2022 / 2021	1,057	708	0	1,765	2,627	685	0	3,312
2021 / 2020	1,800	391	0	2,191	649	848	0	1,497
2020 / 2019	467	789	0	1,256	61	167	0	228
2019 / 2018	70	148	0	218	32	26	106	164
2018 / 2017	18	25	0	43	55	19	0	74
Prior years	1,007	258	0	1,265	804	681	0	1,485
Total term loans	4,419	2,319	0	6,738	4,228	2,426	106	6,760
Revolving loans [1]	35,899	2,783	238	38,920	41,275	3,063	155	44,493
Total	40,318	5,102	238	45,658	45,503	5,489	261	51,253
Consumer finance
2022 / 2021	1,313	671	1	1,985	1,688	823	5	2,516
2021 / 2020	870	517	11	1,398	538	288	15	841
2020 / 2019	397	246	15	658	285	234	19	538
2019 / 2018	179	216	18	413	98	169	18	285
2018 / 2017	51	126	16	193	21	75	13	109
Prior years	20	116	49	185	13	76	43	132
Total term loans	2,830	1,892	110	4,832	2,643	1,665	113	4,421
Revolving loans	331	56	88	475	348	21	90	459
Total	3,161	1,948	198	5,307	2,991	1,686	203	4,880
Consumer – total
2022 / 2021	8,501	2,533	2	11,036	28,572	3,642	45	32,259
2021 / 2020	25,658	2,619	46	28,323	15,930	2,538	28	18,496
2020 / 2019	14,744	2,270	47	17,061	11,654	2,040	67	13,761
2019 / 2018	10,926	1,791	92	12,809	7,417	1,007	212	8,636
2018 / 2017	6,998	872	74	7,944	5,394	792	87	6,273
Prior years	39,449	2,865	376	42,690	37,607	3,116	360	41,083
Total term loans	106,276	12,950	637	119,863	106,574	13,135	799	120,508
Revolving loans	36,547	3,712	326	40,585	41,899	4,014	245	46,158
Total	142,823	16,662	963	160,448	148,473	17,149	1,044	166,666
1 Lombard loans are generally classified as revolving loans.
Corporate & institutional loans held at amortized cost by internal counterparty rating
	6M22				2021
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
CHF million
Real estate
2022 / 2021	2,328	1,602	0	3,930	9,568	4,682	2	14,252
2021 / 2020	8,356	3,128	1	11,485	3,709	1,355	5	5,069
2020 / 2019	3,476	931	4	4,411	1,849	706	2	2,557
2019 / 2018	1,227	583	29	1,839	925	340	1	1,266
2018 / 2017	878	284	1	1,163	475	101	0	576
Prior years	2,506	361	23	2,890	2,469	376	30	2,875
Total term loans	18,771	6,889	58	25,718	18,995	7,560	40	26,595
Revolving loans	635	223	129	987	778	297	135	1,210
Total	19,406	7,112	187	26,705	19,773	7,857	175	27,805
Commercial and industrial loans
2022 / 2021	5,697	8,373	221	14,291	8,284	11,985	136	20,405
2021 / 2020	4,437	6,334	100	10,871	3,242	4,468	62	7,772
2020 / 2019	2,024	3,456	42	5,522	2,110	3,903	105	6,118
2019 / 2018	1,865	3,073	166	5,104	1,003	2,256	177	3,436
2018 / 2017	808	1,855	87	2,750	697	937	60	1,694
Prior years	2,228	3,595	194	6,017	2,013	2,848	78	4,939
Total term loans	17,059	26,686	810	44,555	17,349	26,397	618	44,364
Revolving loans	12,877	7,342	348	20,567	13,941	7,458	372	21,771
Total	29,936	34,028	1,158	65,122	31,290	33,855	990	66,135
Financial institutions
2022 / 2021	4,507	789	92	5,388	6,360	2,012	51	8,423
2021 / 2020	4,131	1,353	0	5,484	2,081	201	30	2,312
2020 / 2019	1,294	176	0	1,470	660	127	1	788
2019 / 2018	482	52	1	535	522	151	1	674
2018 / 2017	532	102	1	635	87	19	0	106
Prior years	1,001	71	0	1,072	499	85	1	585
Total term loans	11,947	2,543	94	14,584	10,209	2,595	84	12,888
Revolving loans	8,405	657	137	9,199	7,542	485	1	8,028
Total	20,352	3,200	231	23,783	17,751	3,080	85	20,916
Governments and public institutions
2022 / 2021	55	17	0	72	521	26	0	547
2021 / 2020	978	31	0	1,009	157	114	0	271
2020 / 2019	160	128	0	288	94	19	19	132
2019 / 2018	102	1	11	114	46	11	0	57
2018 / 2017	55	0	0	55	28	0	0	28
Prior years	207	20	0	227	199	21	0	220
Total term loans	1,557	197	11	1,765	1,045	191	19	1,255
Revolving loans	73	0	0	73	32	0	0	32
Total	1,630	197	11	1,838	1,077	191	19	1,287
Corporate & institutional – total
2022 / 2021	12,587	10,781	313	23,681	24,733	18,705	189	43,627
2021 / 2020	17,902	10,846	101	28,849	9,189	6,138	97	15,424
2020 / 2019	6,954	4,691	46	11,691	4,713	4,755	127	9,595
2019 / 2018	3,676	3,709	207	7,592	2,496	2,758	179	5,433
2018 / 2017	2,273	2,241	89	4,603	1,287	1,057	60	2,404
Prior years	5,942	4,047	217	10,206	5,180	3,330	109	8,619
Total term loans	49,334	36,315	973	86,622	47,598	36,743	761	85,102
Revolving loans	21,990	8,222	614	30,826	22,293	8,240	508	31,041
Total	71,324	44,537	1,587	117,448	69,891	44,983	1,269	116,143
Total loans held at amortized cost by internal counterparty rating
	6M22					2021
	Investment grade	Non-investment grade				Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total		AAA to BBB	BB to C	D	Total
CHF million
Loans held at amortized cost – total
2022 / 2021	21,088	13,314	315	34,717		53,305	22,347	234	75,886
2021 / 2020	43,560	13,465	147	57,172		25,119	8,676	125	33,920
2020 / 2019	21,698	6,961	93	28,752		16,367	6,795	194	23,356
2019 / 2018	14,602	5,500	299	20,401		9,913	3,765	391	14,069
2018 / 2017	9,271	3,113	163	12,547		6,681	1,849	147	8,677
Prior years	45,391	6,912	593	52,896		42,787	6,446	469	49,702
Total term loans	155,610	49,265	1,610	206,485		154,172	49,878	1,560	205,610
Revolving loans	58,537	11,934	940	71,411		64,192	12,254	753	77,199
Total loans to third parties	214,147	61,199	2,550	277,896		218,364	62,132	2,313	282,809
Total loans to entities under common control	8,425	17	0	8,442		8,683	0	0	8,683
Total	222,572	61,216	2,550	286,338	[1]	227,047	62,132	2,313	291,492	[1]
1 Excludes accrued interest on loans held at amortized cost of CHF 355 million and CHF 295 million as of the end of 6M22 and 2021, respectively.
Credit quality of other financial assets held at amortized cost
The following table presents the Bank’s carrying value of other financial assets held at amortized cost by aggregated internal counterparty credit ratings “investment grade” and “non-investment grade”, by year of origination. Within the line items relating to the origination year, the first year represents the origination year of the current reporting period and the second year represents the origination year of the comparative reporting period.
Other financial assets held at amortized cost by internal counterparty rating
	6M22				2021
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
CHF million
Other financial assets held at amortized cost
2022 / 2021	0	0	0	0	0	5	0	5
2021 / 2020	0	3	0	3	0	0	0	0
2020 / 2019	0	0	0	0	0	0	0	0
2019 / 2018	0	0	0	0	0	63	0	63
2018 / 2017	0	59	0	59	0	2	0	2
Prior years	0	3	0	3	0	2	0	2
Total term positions	0	65	0	65	0	72	0	72
Revolving positions	0	1,236	0	1,236	0	970	0	970
Total	0	1,301	0	1,301	0	1,042	0	1,042
Includes primarily mortgage servicing advances and failed purchases.
Past due financial assets
Loans held at amortized cost – past due
	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
6M22 (CHF million)
Mortgages	108,879	150	15	17	422	604	109,483
Loans collateralized by securities	45,488	5	0	24	141	170	45,658
Consumer finance	4,770	320	14	53	150	537	5,307
Consumer	159,137	475	29	94	713	1,311	160,448
Real estate	26,414	64	11	0	216	291	26,705
Commercial and industrial loans	63,783	584	56	99	600	1,339	65,122
Financial institutions	23,237	448	33	10	55	546	23,783
Governments and public institutions	1,757	70	0	0	11	81	1,838
Corporate & institutional	115,191	1,166	100	109	882	2,257	117,448
Total loans to third parties	274,328	1,641	129	203	1,595	3,568	277,896
Total loans to entities under common control	8,442	0	0	0	0	0	8,442
Total loans held at amortized cost	282,770	1,641	129	203	1,595	3,568	286,338	[1]
2021 (CHF million)
Mortgages	109,877	123	73	61	399	656	110,533
Loans collateralized by securities	51,069	42	0	0	142	184	51,253
Consumer finance	4,449	144	70	60	157	431	4,880
Consumer	165,395	309	143	121	698	1,271	166,666
Real estate	27,628	6	4	0	167	177	27,805
Commercial and industrial loans	65,327	166	13	12	617	808	66,135
Financial institutions	20,807	60	7	1	41	109	20,916
Governments and public institutions	1,252	16	0	0	19	35	1,287
Corporate & institutional	115,014	248	24	13	844	1,129	116,143
Total loans to third parties	280,409	557	167	134	1,542	2,400	282,809
Total loans to entities under common control	8,683	0	0	0	0	0	8,683
Total loans held at amortized cost	289,092	557	167	134	1,542	2,400	291,492	[1]
1 Excludes accrued interest on loans held at amortized cost of CHF 355 million and CHF 295 million as of the end of 6M22 and 2021, respectively.
As of the end of 6M22 and 2021, the Bank did not have any loans that were past due more than 90 days and still accruing interest. Also, the Bank did not have any other financial assets held at amortized cost that were past due.
Non-accrual financial assets
Non-accrual loans held at amortized cost
	6M22				6M21
	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period
CHF million
Mortgages	572	503	1	74	418	615	2	167
Loans collateralized by securities	262	238	2	2	105	298	3	0
Consumer finance	205	200	1	1	201	200	1	1
Consumer	1,039	941	4	77	724	1,113	6	168
Real estate	167	143	0	0	324	293	6	46
Commercial and industrial loans	686	696	6	57	913	778	8	30
Financial institutions	41	192	0	3	68	63	0	0
Governments and public institutions	19	11	0	2	0	20	0	0
Corporate & institutional	913	1,042	6	62	1,305	1,154	14	76
Total loans held at amortized cost	1,952	1,983	10	139	2,029	2,267	20	244
Collateral-dependent financial assets
> Refer to “Note 19 – Financial instruments measured at amortized cost and credit losses” in III – Condensed consolidated financial statements – Credit Suisse Group in the Credit Suisse Financial Report 2Q22 and 1Q22 for further information on the Bank’s collateral-dependent financial assets.
Troubled debt restructurings and modifications
Restructured financing receivables held at amortized cost
	6M22			6M21
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Real estate	1	102	82	1	2	2
Commercial and industrial loans	11	197	175	14	390	382
Financial institutions	0	0	0	1	44	44
Total loans	12	299	257	16	436	428
Restructured financing receivables held at amortized cost that defaulted within 12 months from restructuring
	6M22		6M21
in	Number of contracts	Recorded investment	Number of contracts	Recorded investment
CHF million, except where indicated
Loans collateralized by securities	0	0	3	156
Total loans	0	0	3	156
In 6M22, the loan modifications of the Bank mainly included extended loan repayment terms, including postponed loan amortizations and extended maturity dates, interest rate concessions, a waiver of interest, a reduction of a loan commitment and changes in collateral coverage terms.